Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Summary of Results of Operations and Cash Flows of Discontinued Operations

The following tables set forth the results of operations and cash flows of discontinued operations, that were included in the Group’s consolidated financial statements (in thousands):

	For the Years Ended December 31,
	2019	2020*
Revenues	203,281	69,917
Cost of revenues	(84,972)	(33,875)
Gross profit	118,309	36,042
Operating expenses:
Sales and marketing expenses	(74,011)	(29,377)
General and administrative expenses	(29,741)	(6,539)
Technology and product development expenses	(26,016)	(9,664)
Goodwill impairment	—	(39,352)
Changes in fair value of financial assets-contingent returnable consideration	62,051	—
Total operating expenses	(67,717)	(84,932)
Income/(loss) from operations	50,592	(48,890)
Interest income, net	597	270
Loss from disposal of discontinued operations	—	(14,678)
Others, net	1,344	569
Income/(loss) before tax	52,533	(62,729)
Income tax benefit	1,709	363
Net income/(loss) from discontinued operations	54,242	(62,366)

	For the Years Ended December 31,
	2019	2020*
Net cash provided by discontinued operating activities	41,080	186
Net cash (used in)/provided by discontinued investing activities	(80,352)	265,753
Net cash used in discontinued financing activities	(144,100)	—

Note:

      * The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.